Provision for de-characterization of dam structures and asset retirement obligations	12 Months Ended
Dec. 31, 2024
Provision For De-characterization Of Dam Structures And Asset Retirement Obligations
Provision for de-characterization of dam structures and asset retirement obligations

28. Provision for de-characterization of dam structures and asset retirement obligations

The Company is subject to local laws and regulations, that requires the decommissioning of the assets that Vale operates at the end of their useful lives, therefore, expenses for demobilization occur predominantly after the end of operational activities. These obligations are regulated by the ANM at the federal level and by environmental agencies at the state level. Among the requirements, the decommissioning plans must consider the physical, chemical and biological stability of the areas and post-closure actions for the period necessary to verify the effectiveness of the decommissioning. These obligations are accrued and are subject to critical estimates and assumptions applied to the measurement of costs by the Company. Depending on the geotechnical characteristics of the structures, the Company is required to de-characterize the structures, as shown in item a) below.

Effects in the income statements

	Notes	2024	2023	2022
De-characterization of upstream geotechnical structures	28(a)	206	(153)	(72)
Asset retirement obligations	28(b)	16	(5)	(23)
Environmental obligations	28(b)	(50)	(71)	(33)
		172	(229)	(128)

Changes in the provisions during 2024

	De-characterization of upstream geotechnical structures	Asset retirement obligations	Environmental obligations	Total
Balance as of December 31, 2023	3,451	3,779	499	7,729
Revision to estimates - amounts for closed plants charged to the income statement (i)	(206)	(16)	50	(172)
Revision to estimates – capitalized amounts for operating plants	-	(12)	33	21
Disbursements	(533)	(218)	(90)	(841)
Acquisition of Aliança Energia	-	3	20	23
Monetary and present value adjustments	185	108	27	320
Translation adjustment	(684)	(538)	(95)	(1,317)
Balance as of December 31, 2024	2,213	3,106	444	5,763

(i)	Includes the reduction of the liability for the de-characterization of upstream geotechnical structures in the amount of US$206, substantially due to the update in the discount rate, which increased from 5.41% on December 31, 2023, to 7.36% on December 31, 2024. The cash flows of the obligations are projected over a period of up to 14 years.

a) De-characterization of upstream geotechnical structures

As a result of the Brumadinho dam failure (note 26) and, in compliance with laws and regulations, the Company has decided to accelerate the plan to “de-characterize” of all its tailings dams and dikes built under the upstream method, located in Brazil. The Company also operates tailings dams in Canada, including upstream compacted dams. However, the Company decided that these dams will be decommissioned using other methods, thus, the provision to carry out the decommissioning of dams in Canada is recognized as “Obligations for decommissioning assets and environmental obligations”, as presented in item (b) below.

These structures are in different stages of maturity, some of them still in the conceptual engineering phase, for which the estimate of expenditures includes in its methodology a high degree of uncertainty in the definition of the total cost of the project in accordance with best market practices.

Laws and regulations related to dam safety

In December 2023, the government of Minas Gerais published decree No. 48,747, which regulates the measurement and execution of environmental guarantees individually for each dam, based on the reservoir area, classification and purpose of the dam, and estimated de-characterization costs and should be kept throughout the useful life of the dam, from its startup phase until the de-characterization and socio-environmental recovery.

In September 2024, the Company submitted environmental guarantee proposals to the government with a total amount of US$274 (R$1.7 billion), which will be meet by providing property mortgage and property fiduciary lien, financial guarantees or insurance and Vale expects that the financial costs to be incurred will be immaterial.

In December 2024, the government of Minas Gerais published Decree No. 48.977, which amended Decree No. 48.747 and established a new implementation schedule for the guarantees, which should have a maximum term of 3 years from the approval of the proposals by the government of Minas Gerais, with half of this amount within 12 months and the remainder within the following 2 years.

Operational stoppage and idle capacity

In addition, due to the de-characterization projects, the Company has suspended some operations due to judicial decisions or technical analysis performed by Vale on its upstream dam structures located in Brazil. The Company has been recording losses in relation to the operational stoppage and idle capacity of the Iron Solutions segment in the amounts of US$152 for the year ended December 31, 2024 (2023: US$218 and 2022: US$269). The Company is working on legal and technical measures to resume all operations at full capacity.

b) Asset retirement obligations and environmental obligations

	Liability			Discount rate		Cash flow maturity
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Liability by geographical area
Brazil	1,784	2,415	7.38%	5.47%	2132	2132
Canada	1,520	1,592	1.44%	1.30%	2152	2150
Oman	142	158	3.66%	3.19%	2035	2035
Other regions	104	113	2.77%	2.04%	-	-
	3,550	4,278
Operating plants	2,509	3,155
Closed plants	1,041	1,123
	3,550	4,278

Decommissioning plan and future use

The implementation and execution of future use projects, after the decommissioning, is not required by law and is therefore not included in the provision. However, the Company has been studying a governance to assess the future use, considering its aptitudes, post-operational usage intention, socio-economic development of the community and the characteristics of the physical and biotic environments in which Vale operates. Any future obligations, if assumed by Vale, may result in material impact on the amount of the provision.

Accounting policy

A provision is recognized when there is a present obligation as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation and a reliable estimate can be made.

Provisions are recognized and subsequently measured at the present value of the estimated expenditures required to settle the Company's obligation.

The cost corresponding to the initial recognition of the provision and subsequent updates due to revisions in estimates is capitalized as part of property, plant, and equipment and depreciated over the useful life of the related mining assets. When future economic benefits are no longer expected from the operation, changes in estimates are recognized as "other operating revenues (expenses), net" in the income statement for the respective period. The effect related to the passage of time is presented in the income statement for the respective period as financial results.

Critical accounting estimates and judgments

De-characterization of dam structures - The definition of the main critical assumptions and estimates applied by the Company in the de-characterization provision is supported by internal and external engineering and geology advisors and considers, among others: (i) volume of the waste to be removed based on historical data available and interpretation of the enacted laws and regulations; (ii) location availability for the tailings disposal; (iii) engineering methods and solutions; (iv) security levels; (v) productivity of the equipment used; (vi) advances in geological studies and new hydrological information; and (vii) discount rate update.

Therefore, future expenditures may differ from the amounts currently provided because the realized assumptions and various other factors are not always under the Company’s control. These changes to key assumptions could result in a material impact to the amount of the provision in future reporting periods. At each reporting period, the Company will reassess the key assumptions used in the preparation of the projected cash flows and will adjust the provision, if required.

Asset retirement obligations - The definition of the main critical assumptions and estimates applied by the Company in the asset retirement obligations and environmental obligations is supported by internal and external engineering and geology advisors and considers, among others: interest rate, cost of closure, useful life of the mining asset considering the current conditions of closure and the projected date of depletion of each mine. Any changes in these assumptions may significantly impact the recorded provision. Therefore, the estimated costs for closure of the mining assets are deemed to be a critical accounting estimate and annually reviewed.